Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue:
Gross revenue	$ 524,098	$ 506,404	$ 1,027,464	$ 982,948
Reimbursable expenses	(135,441)	(130,384)	(250,576)	(257,294)
Net revenue	388,657	376,020	776,888	725,654
Costs and expenses:
Direct costs	224,961	227,188	453,039	443,328
Selling, general and administrative expense	81,321	87,622	160,875	166,570
Depreciation and amortization	14,244	12,922	28,169	24,470
Total costs and expenses	320,526	327,732	642,083	634,368
Income from operations	68,131	48,288	134,805	91,286
Interest income	219	259	495	607
Interest expense	(229)	(297)	(508)	(554)
Income before provision for income taxes	68,121	48,250	134,792	91,339
Provision for income taxes	(9,537)	(7,467)	(20,338)	(14,361)
Net income	$ 58,584	$ 40,783	$ 114,454	$ 76,978
Net income per Ordinary Share:
Basic	$ 0.97	$ 0.66	$ 1.90	$ 1.24
Diluted	$ 0.95	$ 0.64	$ 1.85	$ 1.22
Weighted average number of Ordinary Shares outstanding:
Basic	60,244,982	61,934,923	60,263,021	61,855,783
Diluted	61,801,687	63,343,269	61,849,326	63,290,292